Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement
Net earnings	$ 5,094.9	$ 3,811.7	[1]
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	(39.6)	(676.6)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	30.5	(132.0)
Other	0.3	2.2
Items that may be subsequently reclassified to net earnings (loss) before reclassification adjustments	(93.2)	(605.1)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings	1.9	19.7
Net unrealized foreign currency translation (gains) losses on associates reclassified to net earnings	18.2	(4.3)
Items that may be subsequently reclassified to net earnings (loss)	(73.1)	(589.7)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	(32.9)	121.7
Share of net gains (losses) on defined benefit plans of associates	(5.1)	59.4
Other	28.2
Items that will not be subsequently reclassified to net earnings (loss)	(9.8)	181.1
Other comprehensive income (loss), net of income taxes	(82.9)	(408.6)
Comprehensive income	5,012.0	3,403.1
Attributable to:
Shareholders of Fairfax	4,353.4	3,163.5
Non-controlling interests	658.6	239.6
Comprehensive income	5,012.0	3,403.1
Canada
Statement
Net earnings	880.7	394.0
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	(56.6)	149.5
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ (27.8)	$ 51.8

[1]	See note 3 for details of transition to IFRS 17.